January 30, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Holland Series Fund, Inc. - File Nos. 33-95026 and 811-9060 (the “Registrant”)

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the Registrant does not differ from that which was contained in Post-Effective Amendment No. 22 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 28, 2013 (Accession Number 0001193125-13-026296).

If you have any questions concerning this filing, please call me directly at (617) 662-3796.

Sincerely,

/s/ Jolene M. Olson

Jolene M. Olson

Senior Paralegal & Officer

cc:	T. Diggins, Esq.